4. Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2014
Property And Equipment Net Tables
Property and equipment
	December	December 31
	2014	2013

Leasehold improvements	$265	$265
Motor vehicle	120	120
Equipment	348	310
	733	695
Less accumulated depreciation	(521)	(380)

Property and equipment, net	$212	$315